SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of Codere Online, is the CEO of Codere Online. The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, Codere Online’s operating segments are formed by Codere Online’s online business in Spain, Mexico, Colombia, Panama, and Argentina.

The CEO measures the performance of Codere Online’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), interest expense, depreciation and amortization.

Codere Online will report financial information, both internally and externally, based on the organizational structure approved by the CEO of Codere Online. Thus, the reportable segments for these Unaudited Interim Condensed Consolidated Financial Statements are formed by Codere Online’s operations in Spain, Mexico, and Colombia. Panama, Argentina and Codere Online Operator LTD (Malta) are grouped under “Other operations”. Codere Online Management Services LTD (Malta), Israel, United States, SEJO and Gibraltar are grouped and reported under “Supporting”. These entities aggregated under “Supporting” segment are not operating entities (only holding companies), but entities that provide internal support services.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8:BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Codere Online companies not specifically included in these segments is reported under "Other Operations".

The following tables break down certain of the information presented in the Unaudited Interim Condensed Consolidated Statements of Income (Loss) for the six months ended June 30, 2023 and 2022

06/30/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	35,941	31,959	4,659	2,076	20,121	(20,121)	74,635
Personnel expenses	(846)	(791)	(110)	(359)	(6,688)	-	(8,794)
Depreciation and amortization	(4)	(15)	(1)	(3)	(24)	-	(47)
Other operating expenses	(25,762)	(35,547)	(6,166)	(5,321)	(24,430)	20,125	(77,101)
Operating expenses	(26,612)	(36,353)	(6,277)	(5,683)	(31,142)	(20,125)	(85,942)
OPERATING INCOME/(LOSS)	9,329	(4,394)	(1,618)	(3,607)	(11,021)	4	(11,307)
Finance income	291	5,973	171	3,090	8,261	(5,865)	11,921
Finance costs	(32)	(2,068)	55	(749)	(6,426)	5,864	(3,356)
Net financial results	259	3,905	226	2,341	1,835	(1)	8,565
NET INCOME/(LOSS) BEFORE TAX	9,588	(489)	(1,392)	(1,266)	(9,186)	3	(2,742)
Income tax benefit/(expense)	(338)	2	108	8	2,637	-	2,417
NET INCOME/(LOSS) FOR THE PERIOD	9,250	(487)	(1,284)	(1,258)	(6,549)	3	(325)
Attributable to equity holders of the Parent	9,250	(488)	(1,284)	(1,197)	(6,549)	(43)	(305)
Attributable to non-controlling interests	-	-	-	(61)	-	46	(20)

06/30/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	27,281	19,570	2,785	1,626	24,122	(24,122)	51,262
Personnel expenses	(255)	(423)	(73)	(488)	(5,204)	-	(6,443)
Depreciation and amortization	(41)	(6)	(2)	(66)	(230)	(1)	(346)
Other operating expenses	(23,912)	(31,272)	(6,393)	(3,569)	(28,714)	24,122	(69,738)
Operating expenses	(24,208)	(31,701)	(6,468)	(4,123)	(34,148)	24,121	(76,527)
OPERATING INCOME/(LOSS)	3,073	(12,131)	(3,683)	(2,497)	(10,026)	(1)	(25,265)
Finance income	101	1,672	119	176	14,438	(1,836)	14,670
Finance costs	-	(1,102)	(547)	233	(4,727)	1,700	(4,443)
Net financial results	101	570	(428)	409	9,711	(136)	10,227
NET INCOME/(LOSS) BEFORE TAX	3,174	(11,561)	(4,111)	(2,088)	(315)	(137)	(15,038)
Income tax benefit/(expense)	(272)	3	-	7	(1,462)	1	(1,723)
NET INCOME/(LOSS) FOR THE PERIOD	2,902	(11,558)	(4,111)	(2,081)	(1,777)	(136)	(16,761)
Attributable to equity holders of the Parent	2,902	(11,558)	(4,111)	(2,081)	(1,777)	(136)	(16,761)
Attributable to non-controlling interests	-	-	-	-	-	-	-

The following tables break down certain of the information presented in the Unaudited Interim Condensed Consolidated Balance Sheets as of June 30, 2023 and in the Consolidated Balance Sheets as of December 31, 2022.

06/30/2023	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Non-current assets	37	83	7	41	115,614	(114,502)	1,280
Current assets	34,767	14,698	3,597	9,751	199,482	(198,485)	63,810
Trade receivables and other current assets	13,530	3,317	786	4,978	40,574	(54,627)	8,558
Current financial assets	12,850	1,893	1,170	623	137,161	(143,828)	9,869
Cash and cash equivalents	8,387	9,488	1,641	4,150	21,747	(30)	45,383
Total Assets	34,804	14,781	3,604	9,792	315,092	(312,987)	65,090
EQUITY	29,196	(52,803)	(134)	(5,787)	165,941	(114,768)	21,645
NON-CURRENT LIABILITIES	-	-	-	-	966	-	966
Borrowings	-	-	-	-	966	-	966
Deferred Tax Liability	-	-	-	-	-	-	-
CURRENT LIABILITIES	5,608	67,584	3,738	15,579	148,189	(198,219)	42,479
Borrowings	1,510	41,698	786	10,777	120,263	(172,641)	2,393
Trade payables and other current liabilities	4,098	25,886	2,952	4,802	27,926	(25,578)	40,086
Total EQUITY AND LIABILITIES	34,804	14,781	3,604	9,792	315,096	(312,987)	65,090

12/31/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Codere Online
Non-current assets	29	70	7	38	111,129	(110,290)	983
Current assets	31,665	4,787	5,133	2,594	180,924	(156,778)	68,325
Trade receivables and other current assets	13,460	2,132	3,261	742	33,814	(45,667)	7,742
Current financial assets	10,476	1,995	873	696	103,816	(111,081)	6,775
Cash and cash equivalents	7,729	660	999	1,156	43,294	(30)	53,808
Total Assets	31,694	4,857	5,140	2,632	292,053	(267,068)	69,308
EQUITY	19,883	(47,067)	(1,554)	(6,057)	169,899	(110,557)	24,547
NON-CURRENT LIABILITIES	-	-	-	-	2,008	-	2,008
CURRENT LIABILITIES	11,811	51,924	6,694	8,689	120,146	(156,511)	42,753
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	306	37,657	68	6,251	99,986	(140,025)	4,243
Trade payables and other current liabilities	11,505	14,267	6,626	2,438	20,160	(16,486)	38,510
Total EQUITY AND LIABILITIES	31,694	4,857	5,140	2,632	292,053	(267,068)	69,308

Codere Online does not have any customers that individually account for 10% or more of its interest and income for the six months ended June 30, 2023 and 2022.